Deferred charges, net	6 Months Ended
Jun. 30, 2021
Deferred charges, net [Abstract]
Deferred charges, net
4.	Deferred charges, net:

The movement in deferred dry-docking costs, net in the accompanying unaudited interim consolidated balance sheets, is as follows:

Dry-docking costs
Balance December 31, 2020	$2,061,573
Additions	1,250,632
Amortization	(353,681)
Balance June 30, 2021	$2,958,524

On November 27, 2020, the Magic Moon commenced its scheduled dry-dock which was completed on January 13, 2021 and, on May 11, 2021 the Magic Rainbow commenced its scheduled dry-dock which was completed on June 7, 2021. The Wonder Mimosa was undergoing dry-dock as of June 30, 2021. Amortization of deferred dry-docking costs is included in Depreciation and amortization in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss).